SUMMARY OF SISUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of accounting	The unaudited interim condensed consolidated financial statements ("financial statements") and notes thereto, including all prior periods presented, have been prepared under accounting principles generally accepted in the United States of America (“GAAP”). The financial statements are prepared on a going concern basis and have been presented in U.S. dollars (“USD”) rounded to the nearest million unless otherwise indicated.
Adoption of new accounting standards
Adoption of new accounting standards
For long duration insurance contracts, ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (LDTI), issued in August 2018, changes the measurement and disclosures of insurance liabilities and deferred acquisition cost for long-duration contracts issued by insurers. The amendments are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company adopted LDTI effective January 1, 2023 with a transition date of January 1, 2021. The adoption of LDTI resulted in a decrease of $1 million and $135 million in retained earnings and accumulated other comprehensive income, respectively. Refer to the Company's financial statements for the year ended December 31, 2022 for adoption impact.

On April 1, 2023, the Company adopted ASU 2020-04 Topic 848. The amendments in this guidance provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The guidance only applies to contracts, hedging relationships, and other transactions that reference London Inter-Bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. The inventory of LIBOR exposures is primarily limited to floating rate bonds, alternative investments, and borrowings within joint venture investments. Certain contracts included in these categories matured prior to December 31, 2021, the start of LIBOR rates cessations. The transition from LIBOR did not have a material impact to the Company's financial statements or notes to the financial statements.